Leases - The Company as Lessee - Schedule of total amount of lease payments on an undiscounted basis (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Discount rate upon adoption	5.60%	5.60%
2020	$ 107,520
Lessee, Operating Lease, Liability, Payments, Due	107,520
Present value of lease liability	104,168
Lease liabilities - short term	104,168
Total lease liabilities	104,168
Discount based on incremental borrowing rate	$ 3,352
Office leases [Member]
Discount rate upon adoption	5.60%
2020	$ 107,520
Lessee, Operating Lease, Liability, Payments, Due	107,520
Present value of lease liability	104,168
Lease liabilities - short term	104,168
Total lease liabilities	104,168
Discount based on incremental borrowing rate	$ 3,352